Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	$ 6,734	$ 6,138	$ 5,354
Gross increases - current period tax positions	975	986	997
Gross decreases - prior period tax positions	(667)	(390)	(213)
Unrecognized tax benefits at December 31	7,042	6,734	6,138
Indianapolis Power And Light Company [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at January 1	6,734	6,138	5,354
Gross increases - current period tax positions	975	986	997
Gross decreases - prior period tax positions	(667)	(390)	(213)
Unrecognized tax benefits at December 31	$ 7,042	$ 6,734	$ 6,138